INCOME TAXES (Schedule of Income Tax Provision) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current Tax Provision:
Taxable income
Total current tax provision
Deferred Tax Provision:
Net loss carryforwards	(1,491,000)	(514,000)
Change in valuation allowance	1,491,000	514,000
Total deferred tax provision